CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income/(loss)	$ (78,612)	$ (1,333)	$ 9,962
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,207	5,958	1,627
Allowance for doubtful accounts	4,974	2,823	459
Share-based compensation	83,844	55,404	24,543
Foreign exchange gain, net	391	(1,784)	(67)
Realized loss on disposal of fixed assets	52	74
Share of profit from an associate			(543)
Impairment on equity investments	5,967
Gain on change of interest in an associate			(943)
Realized gain on disposal of available-for-sale investments	(65)
Other income from unrealized gain on investments and ADR depositary arrangement	(12,447)	(1,262)	(3,202)
Compensation to an non-controlling shareholder/employee		97
Changes in operating assets and liabilities:
Accounts receivable	(10,275)	(26,557)	(28,102)
Inventory	(1,143)	(8,014)	(35)
Prepaid expenses and other current assets	(5,093)	(14,620)	43
Other non-current assets	(5,459)	(6,553)	228
Accounts payable	10,644	3,432	5,339
Deferred revenue	(6,156)	6,840	4,946
Receipt in advance	7,405	5,656	322
Accrued expenses and other current liabilities	(3,168)	3,550	4,539
Tax payable and provision	1,145	563	(17)
Other non-current liabilities			414
Net cash provided by operating activities	6,211	24,274	19,513
Cash flows from investing activities:
Restricted cash	(3,767)
Placement of term deposits	(124,613)	(199,668)	(93,761)
Withdrawal of term deposits	111,300	201,123	51,626
Purchase of available-for-sale investments	(37,588)		(10,755)
Disbursements from the lending of the housing loans to employees	(81)	(193)	(302)
Proceeds from the repayments of the housing loans to employees	247	149	110
Proceeds from disposals of available-for-sale investments	37,653	7,578	3,182
Cash paid for equity investment	(3,432)	(28,436)	(6,272)
Net cash acquired (paid) from (for) the business acquisitions	(22,979)	(14,920)	1,225
Collection of bridge loans	4,377	1,185
Cash received from disposal of non-controlling interest	21,603
Bridge loans in connection with completed and ongoing investments		(6,680)	(11,288)
Purchase of property and equipment and intangible assets	(3,737)	(1,588)	(2,334)
Net cash used in investing activities	(21,017)	(41,450)	(68,569)
Cash flows from financing activities:
Proceeds from convertible senior notes (net of issuance costs of US$6,105)		166,395
Proceeds from exercising of share options	2,420	5,398	920
Proceeds from issuance of common shares (net of issuance cost of US$360)		11,640
Cash distributed to non-controlling shareholder upon disposal			(67)
Repayment of bank loans			(710)
Payment for repurchase of shares	(15,726)	(6,682)	(1,346)
Net cash (used in)/provided by financing activities	(13,306)	176,751	(1,203)
Effect of exchange rate changes on cash and cash equivalents	1,378	1,281	(389)
Net (decrease)/increase in cash and cash equivalents	(26,734)	160,856	(50,648)
Cash and cash equivalents at the beginning of the year	179,718	18,862	69,510
Cash and cash equivalents at the end of the year	152,984	179,718	18,862
Supplemental disclosures of cash flow information:
Cash paid for income taxes	3,873	1,178	297
Cash paid for interest	7,238
Supplemental disclosures of non-cash investing and financing activities:
Issuance of common shares in business combination (Note 4)	232,230	89,438	20,617
Issuance of common shares in equity investment (Note 7)		13,642	5,916
Consideration payable for acquiring an associate	$ 817	$ 25,217